Leases (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Leases
Right-of-use assets under operating leases	$ 195,813	$ 314,339
Operating lease liabilities, current	31,602	32,899
Operating lease liabilities, non-current	0	15,484
Total operating lease liabilities	$ 31,602	$ 48,383